Note 2 - Significant Accounting Policies - Property, Plant and Equipment Useful Life (Details)	9 Months Ended
Sep. 30, 2018
Furniture and Fixtures [Member]
Property, plant and equipment, useful life (Year)	5 years
Laboratory Equipment [Member]
Property, plant and equipment, useful life (Year)	5 years
Computer Equipment [Member]
Property, plant and equipment, useful life (Year)	3 years
Software and Software Development Costs [Member]
Property, plant and equipment, useful life (Year)	3 years
Leasehold Improvements [Member]
Property, plant and equipment, estimated useful life	Life of lease